ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2020
1. ORGANIZATION AND BUSINESS DESCRIPTION

China Liberal Education Holdings Limited (“China Liberal” or the “Company”) was incorporated under the laws of the Cayman Islands on February 25, 2019 as an exempted company with limited liability.

China Liberal owns 100% equity interest of Yi Xin BVI International Investment Limited (“Yi Xin BVI”), a business company incorporated under the laws of the British Virgin Islands (“BVI”) on October 19, 2010.

China Boya Education Group Co., Limited (“Boya Hong Kong”), formerly known as Haier International Investment Holding Limited, was incorporated in accordance with the laws and regulations of Hong Kong on May 11, 2011, and changed to its current name on July 19, 2016. Yi Xin BVI owns 100% equity interest in Boya Hong Kong.

China Liberal, Yi Xin BVI and Boya Hong Kong are currently not engaging in any active business operations and are merely acting as holding companies.

China Liberal (Beijing) Education Technology Co., Ltd. (“China Liberal Beijing”) was formed on August 8, 2011, as a Wholly Foreign-Owned Enterprise (“WOFE”) in the People’s Republic of China (“PRC”), with the registered capital of RMB33.5 million (approximately $5.1 million). Through December 31, 2018, Boya Hong Kong owned 91.1772% ownership interest in China Liberal Beijing, with the remaining 8.8228% ownership interest owned by five individual shareholders. On February 1, 2019, Boya Hong Kong entered into share transfer agreements with each of the non-controlling shareholders of China Liberal Beijing and completed the acquisition of the 8.8228% non-controlling interest in China Liberal Beijing, for a total price of RMB2.95 million (approximately $453,669). The total value of the non-controlling interest amounted to $540,907 as of the acquisition date (see Note 11). The Company borrowed cash from a related party to make this acquisition payment (see Note 8). After this transaction, China Liberal Beijing became a 100% owned subsidiary of Boya Hong Kong.

The Company, through its wholly-owned subsidiaries, is primarily engaged in providing educational services in the People’s Republic of China (the “PRC”) under the “China Liberal” brand. The Company offers a wide range of educational services and programs to customers, consisting primarily of Sino-foreign Jointly Managed Academic Programs, sales of textbooks and course material, Overseas Study Consulting Services and technological consulting services provided for targeted Chinese universities/colleges to help them improve their data management system and to optimize their teaching and operating environment. In late 2019, the Company also started to provide tailored job readiness training services to graduating students from the appropriate partner schools so that such students would be better equipped to serve the employer at their respective job positions. Revenue generated from this line of business was de minimis as of June 30, 2020.

Reorganization

A reorganization of the legal structure of the Company (“Reorganization”) was completed on March 25, 2019. The reorganization involved the incorporation of China Liberal, and the transfer of the 100% equity interest of Yi Xin BVI to China Liberal. Consequently, China Liberal became the ultimate holding company of all other entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Upon the completion of the Reorganization, the Company has subsidiaries in countries and jurisdictions in the PRC, Hong Kong and BVI.

Initial Public Offering

On May 12, 2020, the Company completed its initial public offering (“IPO”) of 1,333,333 common shares at a public offering price of $6.00 per share. The gross proceeds were $8 million before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $4.8 million. In connection with the offering, the Company’s common shares began trading on the NASDAQ Global Market under the symbol “CLEU.”

Details of the subsidiaries of the Company as of June 30, 2020 were set out below:

	Date of	Jurisdiction of
Name of Entity	Formation	Formation	% of Ownership	Principal Activities
China Liberal	February 25, 2019	Cayman Islands	Parent, 100%	Investment holding

Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding

Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding

China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education services provider